Net Loss Per Share (Details) - Schedule of the calculation of basic and diluted net loss per share - SoundHound, Inc. [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Numerator:
Net loss	$ (56,893)	$ (58,081)
Less: Deemed dividend related to the exchange of redeemable convertible preferred stock series D-3A for redeemable convertible preferred stock series D-3		(3,182)
Net loss attibutable to common stockholders	$ (56,893)	$ (61,263)
Denominator:
Weighted-average shares outstanding – Basic and Dilutive (in Shares)	12,062,343	11,767,970
Basic and Diluted Net Loss Per Share (in Dollars per share)	$ (4.72)	$ (5.21)